COMMON SHARES AND TREASURY SHARES (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Capital increase		$ 57,863	$ 788	$ 4,202
Number of shares issued | shares		81,233,271	74,855,931	74,748,250
Proceeds from Capital increase	[1]	$ 2,863	$ 788	$ 4,202
Amount of non cash share issue		$ 55,000
Number of vessels acquired | item		8
Exercise of restricted share units		$ 2,900
Common class A shares
Disclosure of classes of share capital [line items]
Nominal value per share (USD) | $ / shares		$ 0.01
Capital increase (in shares) | shares		6,377,340
Capital increase		$ 64
Number of shares issued | shares		81,233,269	74,855,929	74,748,248
Proceeds from Capital increase		$ 57,900
Common class B shares
Disclosure of classes of share capital [line items]
Nominal value per share (USD) | $ / shares		$ 0.01
Number of shares issued | shares		1	1	1
Common class C shares
Disclosure of classes of share capital [line items]
Nominal value per share (USD) | $ / shares		$ 0.01
Number of shares issued | shares		1	1	1

[1]	In 2021 share capital was increased by USD 57.9m including a USD 55.0m non-cash share issue in relation to acquisition of eight vessels. Please refer to Note 14 for further reference.